Prepaid Expenses and Other Current Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Prepaid Expenses And Other Current Assets
Schedule of Prepaid Expenses and Other Current Assets	Prepaid expenses and other current assets consisted of the following (in $000s):
	March 31,	December 31,
	2026	2025
Prepayments	54	6
Other current assets	94	104
	$148	$110

The following is a summary of prepaid expenses and other current assets at December 31, 2025 and 2024 (in thousands):

	December 31,	December 31,
	2025	2024
Prepayments	6	212
Other current assets	104	325
	$110	$537